Loan	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Loan [Text Block]

9. Loan

During the year ended December 31, 2020, the Company obtained an unsecured $40,000 loan as part of the government's economic response plan to the COVID-19 pandemic. The loan is interest free and is eligible for 25% forgiveness if $30,000 is fully repaid by December 31, 2022.  If not repaid in full by the maturity date, the loan will be converted into a loan at a fixed interest rate of 5% per annum with a maturity date of December 31, 2025.